LONG-TERM PREPAID EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	¥ 46,614			¥ 33,401
Additions	10,631			26,122
Amortization	(16,438)			(12,909)	¥ (3,168)
Closing net book amount	40,807	$ 5,862		46,614	33,401
Cost [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	118,944			92,822
Closing net book amount	129,575			118,944	92,822
Accumulated amortisation [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	(72,330)			(59,421)
Closing net book amount	¥ (88,768)			¥ (72,330)	¥ (59,421)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.